Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts receivable, net [Abstract]
Accounts receivable	$ 5,561,392	$ 11,006,358
Allowance for doubtful accounts	(217,676)	(122,056)
Total accounts receivable, net	$ 5,343,716	$ 10,884,302